COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Balance at the beginning of year	$ 8,660	$ 6,383	$ 8,850
Additions	1,038	2,404	(1,823)
Translation adjustment	231	(127)	(644)
Balance at the end of the year	$ 9,929	$ 8,660	$ 6,383